Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases
Schedule of Supplemental balance sheet information related to operating leases
	June 30,	December 31,
	2023	2022
Right-of-use assets, net	$1,278,053	$1,417,088

Operating lease liabilities - current	242,128	161,480
Operating lease liabilities - non-current	1,040,062	1,259,958
Total operating lease liabilities	$1,282,190	$1,421,438

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	8.23
Weighted average discount rate	4.50%

Schedule of maturities of lease liabilities
Twelve months ending June 30,
2024	$293,475
2025	195,650
2026	170,828
2027	170,828
2028	170,828
Thereafter	512,486
Total future minimum lease payments	1,514,095
Less: imputed interest	231,905
Total	$1,282,190